Debt (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Debt Disclosure [Abstract]
Senior secured notes	$ 1,311	$ 1,273
Convertible promissory notes	3,227	3,133
Total Debt	$ 4,538	$ 4,406